As filed with the U.S. Securities and Exchange Commission on August 27, 2026

1933 Act File No. 333-12745
1940 Act File No. 811-07831

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[_]
Post-Effective Amendment No.	67	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	69	[X]

FMI FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

790 North Water Street, Suite 2100
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 226-4555
(Registrant’s Telephone Number, Including Area Code)
John S. Brandser Fiduciary Management, Inc. 790 North Water Street, Suite 2100 Milwaukee, WI 53202 (Name and Address of Agent for Service)	Copy to: Peter Fetzer Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box)
[_]	immediately upon filing pursuant to Rule 485(b).
[X]	on September 22, 2026 pursuant to Rule 485(b).
[_]	60 days after filing pursuant to Rule 485(a)(1).
[_]	on (date) pursuant to Rule 485(a)(1).
[_]	75 days after filing pursuant to Rule 485(a)(2).
[_]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:   The sole purpose of this filing is to delay, until September 22, 2026, the effectiveness of the Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of FMI Funds, Inc. (the “Registrant”).  The Registrant’s Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A relates solely to an amendment to add a new series of the Registrant, the FMI Global Equity ETF.  Parts A, B and C of the Registrant’s Post-Effective Amendment No. 66, filed on June 16, 2026, are incorporated herein by reference.  This Amendment, Post-Effective Amendment No. 67, and Post-Effective Amendment No. 66 were not filed to update or amend the prospectus or statement of additional information for any other series or class of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 67 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, has duly caused this Post-Effective Amendment No. 67 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on August 27, 2026.
FMI FUNDS, INC.
Registrant

By:  /s/ John S. Brandser

John S. Brandser

President and Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 67 to its Registration Statement has been signed below on August 27, 2026, by the following persons in the capacities indicated.
/s/ John S. Brandser John S. Brandser	President and Director
/s/ Jonathan T. Bloom* Jonathan T. Bloom	Treasurer, Vice President, and Director
/s/ Robert C. Arzbaecher* Robert C. Arzbaecher	Director
/s/ Patrick J. English* Patrick J. English	Director
/s/ Rebecca W. House* Rebecca W. House	Director
/s/ Paul S. Shain* Paul S. Shain	Director
/s/ Robert J. Venable* Robert J. Venable	Director
/s/ Lawrence J. Burnett* Lawrence J. Burnett	Director
*John S. Brandser signs this document pursuant to Power of Attorney dated September 14, 2018  filed as an exhibit to Registrant’s Post-Effective Amendment No. 39 to its Registration Statement on January 29, 2019 and to Power of Attorney dated January 25, 2024 filed as an exhibit to Registrant’s Post-Effective Amendment No. 61 to its Registration Statement on January 25, 2024.